FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,228,761	$ 1,238,722
Non-current financial liabilities at amortised cost	3,773,311	3,784,003
Financial liabilities at amortised cost	5,002,072	5,022,725
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	500,207	697,000
Non-current financial liabilities at amortised cost	3,773,311	3,784,003
Financial liabilities at amortised cost	4,273,518	4,481,003
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	717,346	537,891
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	717,346	537,891
Related party payable [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	11,208	3,831
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 11,208	$ 3,831